OMB APPROVAL
OMB Number: 3235-0578 Expires: February 29, 2016 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22588

BPV Family of Funds
(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300 Knoxville, TN	37922
(Address of principal executive offices)	(Zip code)

Michael R. West

9202 South Northshore Drive, Suite 300 Knoxville, TN 37922
(Name and address of agent for service)

Registrant's telephone number, including area code:	(855) 784-2399

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BPV CORE DIVERSIFICATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 88.1%	Shares	Value
Alternative Assets/Commodities - 13.4%
PowerShares® DB Agriculture Fund (a)	45,563	$944,434
PowerShares® DB Energy Fund (a)	11,185	125,237
PowerShares® DB US Dollar Index Bullish Fund (a)	36,740	942,381
SPDR® Gold Shares (a) (b)	5,785	586,946
United States Natural Gas Fund LP (a)	41,755	362,016
United States Oil Fund LP (a)	11,485	126,335
		3,083,349
Common Equity - 10.1%
WisdomTree Europe Hedged Equity Fund	43,050	2,316,521

Fixed Income - 11.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,305	1,174,873
iShares MBS ETF	10,915	1,175,545
SPDR® Barclays High Yield Bond ETF	10,405	352,834
		2,703,252
Sector Funds – 30.2%
Consumer Discretionary Select Sector SPDR® Fund (The)	8,753	684,047
Consumer Staples Select Sector SPDR® Fund (The)	15,836	799,560
Energy Select Sector SPDR® Fund (The)	3,955	239,475
Financial Select Sector SPDR® Fund (The)	42,309	1,006,108
First Trust North American Energy Infrastructure Fund	10,560	213,101
Health Care Select Sector SPDR® Fund (The)	17,309	1,247,114
Industrial Select Sector SPDR® Fund (The)	13,227	701,163
SPDR® S&P® Bank ETF	10,269	347,298
SPDR® S&P® Homebuilders ETF	6,122	209,250
Technology Select Sector SPDR® Fund (The)	32,758	1,403,025
Utilities Select Sector SPDR Fund (The)	2,340	101,275
		6,951,416
U.S. Treasury Obligations - 22.6%
iShares® 20+ Year Treasury Bond ETF	33,410	4,029,914
iShares® TIPS Bond ETF	10,725	1,176,318
		5,206,232

Total Exchange-Traded Funds (Cost $20,946,176)		$20,260,770

BPV CORE DIVERSIFICATION FUND
SCHEDULE OF INVESTMENTS (Continued)

OPEN-END FUNDS - 6.4%	Shares	Value
Arbitrage Funds - 6.4%
Merger Fund (The) - Institutional Shares (Cost $1,564,038)	96,530	$1,472,079

PURCHASED OPTION CONTRACTS - 0.1%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.1%
SPDR® S&P 500® ETF Trust (Cost $32,473)	03/18/16	$211.00	135	$32,535

MONEY MARKET FUNDS - 2.1%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.02% (c) (Cost $482,518)	482,518	$482,518

Total Investments at Value - 96.7% (Cost $23,025,205)		$22,247,902

Other Assets in Excess of Liabilities - 3.3%		756,894	(d)

Net Assets - 100.0%		$23,004,796

(a)	Non-income producing security.
(b)	For federal income tax purposes, structured as a grantor trust.
(c)	The rate shown is the 7-day effective yield as of December 31, 2015.
(d)	Includes cash held as margin deposits for potential written options.

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV WEALTH PRESERVATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 63.3%	Shares	Value
Sector Funds - 41.5%
Consumer Discretionary Select Sector SPDR® Fund (The)	56,753	$4,435,247
Consumer Staples Select Sector SPDR® Fund (The)	67,885	3,427,514
Energy Select Sector SPDR® Fund (The)	36,356	2,201,356
Financial Select Sector SPDR® Fund (The)	234,618	5,579,216
Health Care Select Sector SPDR® Fund (The)	71,267	5,134,787
Industrial Select Sector SPDR® Fund (The)	65,628	3,478,940
Materials Select Sector SPDR® Fund (The) (a)	22,591	980,901
Technology Select Sector SPDR® Fund (The) (a)	185,839	7,959,485
Utilities Select Sector SPDR Fund (The)	23,362	1,011,107
		34,208,553
U.S. Treasury Obligations - 21.8%
iShares Barclays 1-3 Year Treasury Bond Fund	213,600	18,019,296

Total Exchange-Traded Funds (Cost $52,994,075)		$52,227,849

PURCHASED OPTION CONTRACTS - 0.8%	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 0.8%
SPDR® S&P 500® ETF Trust	01/15/16	$195.00	546	$31,668
SPDR® S&P 500® ETF Trust	02/19/16	200.00	283	95,937
SPDR® S&P 500® ETF Trust	03/18/16	197.00	283	118,153
SPDR® S&P 500® ETF Trust	06/17/16	197.00	567	426,100
Total Purchased Option Contracts (Cost $898,209)				$671,858

BPV WEALTH PRESERVATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 34.4%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.02% (b) (Cost $28,367,610)	28,367,610	$28,367,610

Total Investments at Value - 98.5% (Cost $82,259,894)		$81,267,317

Other Assets in Excess of Liabilities - 1.5%		1,240,322	(c)

Net Assets - 100.0%		$82,507,639

(a)	All or a portion of the security is held as collateral for written options.
(b)	The rate shown is the 7-day effective yield as of December 31, 2015.
(c)	Includes cash held as margin deposits for written options.

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV WEALTH PRESERVATION FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
December 31, 2015 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	03/18/16	$215.00	366	$39,894	$66,847
SPDR® S&P 500® ETF Trust	06/17/16	220.00	567	100,926	149,378
				140,820	216,225
Put Option Contracts
SPDR® S&P 500® ETF Trust	02/19/16	190.00	283	43,158	47,224
SPDR® S&P 500® ETF Trust	03/18/16	186.00	283	60,420	81,632
SPDR® S&P 500® ETF Trust	06/17/16	185.00	567	262,521	283,396
				366,099	412,252

Total Written Option Contracts				$506,919	$628,477

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 42.0%	Shares	Value
Common Equity - 42.0%
SPDR® S&P 500® ETF Trust(a) (Cost $23,606,270)	121,300	$24,731,857

PURCHASED OPTION CONTRACTS - 0.8%	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 0.8%
SPDR® S&P 500® ETF Trust	01/15/16	$195.00	394	$22,852
SPDR® S&P 500® ETF Trust	02/19/16	200.00	204	69,156
SPDR® S&P 500® ETF Trust	03/18/16	197.00	204	85,170
SPDR® S&P 500® ETF Trust	06/17/16	197.00	411	308,867
Total Purchased Option Contracts (Cost $649,446)				$486,045

MONEY MARKET FUNDS - 55.6%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.02% (b) (Cost $32,759,132)	32,759,132	$32,759,132

Total Investments at Value - 98.4% (Cost $57,014,848)		$57,977,034

Other Assets in Excess of Liabilities - 1.6%		952,838	(c)

Net Assets - 100.0%		$58,929,872

(a)	All or a portion of the security is held as collateral for written options.
(b)	The rate shown is the 7-day effective yield as of December 31, 2015.
(c)	Includes cash held as margin deposits for written options.

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV LOW VOLATILITY FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
December 31, 2015 (Unaudited)

WRITTEN OPTION CONTRACTS	Expiration Date	Strike Price	Contracts	Value of Options	Premiums Received
Call Option Contracts
SPDR® S&P 500® ETF Trust	03/18/16	$215.00	264	$28,776	$49,967
SPDR® S&P 500® ETF Trust	06/17/16	220.00	411	73,158	108,280
				101,934	158,247
Put Option Contracts
SPDR® S&P 500® ETF Trust	02/19/16	190.00	204	31,110	34,041
SPDR® S&P 500® ETF Trust	03/18/16	186.00	204	43,554	58,844
SPDR® S&P 500® ETF Trust	06/17/16	185.00	411	190,293	205,425
				264,957	298,310

Total Written Option Contracts				$366,891	$456,557

Investment Abbreviations:
ETF - Exchange-Traded Fund
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipts

See accompanying notes to Schedules of Investments.

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Consumer Discretionary - 5.3%
Auto Components - 2.7%
Cooper Tire & Rubber Company	8,291	$313,815
Dana Holding Corporation	7,409	102,244
Goodyear Tire & Rubber Company (The)	28,031	915,773
Lear Corporation	9,169	1,126,228
		2,458,060
Automobiles - 0.6%
General Motors Company	14,724	500,763

Household Durables - 0.3%
NVR, Inc. (a)	168	276,024

Specialty Retail - 0.9%
Aaron's, Inc.	1,926	43,123
Bed Bath & Beyond, Inc. (a)	11,367	548,458
Best Buy Company, Inc.	1,809	55,084
Foot Locker, Inc.	2,690	175,092
		821,757
Textiles, Apparel & Luxury Goods - 0.8%
Michael Kors Holdings Ltd. (a)	16,822	673,889

Consumer Staples - 6.7%
Beverages - 1.5%
Dr Pepper Snapple Group, Inc.	3,002	279,787
PepsiCo, Inc.	10,773	1,076,438
		1,356,225
Food & Staples Retailing - 1.5%
Kroger Company (The)	26,268	1,098,790
Whole Foods Market, Inc.	7,393	247,666
		1,346,456
Food Products - 1.4%
Bunge Ltd.	5,875	401,145
Cal-Maine Foods, Inc.	11,512	533,466
Ingredion, Inc.	3,559	341,095
		1,275,706
Personal Products - 1.1%
Herbalife Ltd. (a)	13,235	709,660
Nu Skin Enterprises, Inc. - Class A	7,620	288,722
		998,382

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Consumer Staples - 6.7% (Continued)
Tobacco - 1.2%
Philip Morris International, Inc.	11,579	$1,017,910

Energy - 12.0%
Energy Equipment & Services - 5.7%
Dril-Quip, Inc. (a)	1,211	71,728
Ensco plc - Class A	74,737	1,150,202
Helmerich & Payne, Inc.	6,534	349,896
Nabors Industries Ltd.	34,535	293,893
National Oilwell Varco, Inc.	3,791	126,961
Noble Corporation plc	93,983	991,521
Oceaneering International, Inc.	13,899	521,490
Oil States International, Inc. (a)	17,542	478,019
Rowan Companies plc - Class A	56,076	950,488
Transocean Ltd.	14,334	177,455
		5,111,653
Oil, Gas & Consumable Fuels - 6.3%
EOG Resources, Inc.	2,984	211,237
Exxon Mobil Corporation	3,500	272,825
Hess Corporation	1,824	88,427
Marathon Oil Corporation	11,025	138,805
Marathon Petroleum Corporation	24,546	1,272,465
Murphy Oil Corporation	10,359	232,560
Tesoro Corporation	11,118	1,171,504
Valero Energy Corporation	20,102	1,421,412
Western Refining, Inc.	22,903	815,805
		5,625,040
Financials - 29.3%
Banks - 11.5%
Bank of America Corporation	147,468	2,481,887
Citigroup, Inc.	47,068	2,435,769
Huntington Bancshares, Inc.	62,504	691,294
JPMorgan Chase & Company	45,859	3,028,070
Regions Financial Corporation	39,650	380,640
SunTrust Banks, Inc.	29,681	1,271,534
		10,289,194
Capital Markets - 1.4%
Deutsche Bank A.G.	9,334	225,416
Goldman Sachs Group, Inc. (The)	2,053	370,012
T. Rowe Price Group, Inc.	7,319	523,236

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Financials - 29.3% (Continued)
Capital Markets - 1.4% (Continued)
Waddell & Reed Financial, Inc. - Class A	6,320	$181,131
		1,299,795
Consumer Finance - 1.8%
Ally Financial, Inc. (a)	57,581	1,073,310
Capital One Financial Corporation	7,842	566,035
		1,639,345
Diversified Financial Services - 1.7%
Moody's Corporation	4,862	487,853
Voya Financial, Inc.	29,232	1,078,953
		1,566,806
Insurance - 9.3%
Aflac, Inc.	2,875	172,212
Allstate Corporation (The)	18,041	1,120,166
American International Group, Inc.	26,551	1,645,365
Assurant, Inc.	4,815	387,800
Assured Guaranty Ltd.	27,616	729,891
Axis Capital Holdings Ltd.	5,750	323,265
Everest Re Group Ltd.	2,950	540,116
Genworth Financial, Inc. - Class A (a)	121,768	454,195
Hartford Financial Services Group, Inc. (The)	8,236	357,937
Lincoln National Corporation	11,725	589,298
Prudential Financial, Inc.	758	61,709
Reinsurance Group of America, Inc.	2,650	226,707
Travelers Companies, Inc. (The)	11,643	1,314,029
Unum Group	12,635	420,619
		8,343,309
Real Estate Investment Trusts (REIT) - 1.2%
CBL & Associates Properties, Inc.	30,044	371,644
Host Hotels & Resorts, Inc.	10,324	158,370
Mack-Cali Realty Corporation	6,639	155,021
RLJ Lodging Trust	17,847	386,031
		1,071,066
Real Estate Management & Development - 1.5%
CBRE Group, Inc. - Class A (a)	23,655	817,990
Jones Lang LaSalle, Inc.	3,069	490,610
		1,308,600
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corporation (a)	91,393	807,000

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Health Care - 11.8%
Biotechnology - 2.5%
Gilead Sciences, Inc.	10,383	$1,050,656
United Therapeutics Corporation (a)	7,346	1,150,457
		2,201,113
Health Care Providers & Services - 2.3%
Anthem, Inc.	763	106,393
Cardinal Health, Inc.	9,798	874,667
McKesson Corporation	3,460	682,416
Owens & Minor, Inc.	6,824	245,528
Quest Diagnostics, Inc.	2,335	166,112
		2,075,116
Pharmaceuticals - 7.0%
Johnson & Johnson	32,745	3,363,566
Pfizer, Inc.	90,446	2,919,597
		6,283,163
Industrials - 10.2%
Aerospace & Defense - 3.1%
General Dynamics Corporation	4,410	605,757
Huntington Ingalls Industries, Inc.	3,227	409,345
Northrop Grumman Corporation	5,964	1,126,063
Spirit AeroSystems Holdings, Inc. - Class A (a)	12,417	621,719
		2,762,884
Air Freight & Logistics - 0.8%
FedEx Corporation	4,816	717,536

Airlines - 5.1%
Alaska Air Group, Inc.	12,901	1,038,659
American Airlines Group, Inc.	9,537	403,892
Delta Air Lines, Inc.	22,501	1,140,576
Hawaiian Holdings, Inc. (a)	5,592	197,565
JetBlue Airways Corporation (a)	13,509	305,979
Southwest Airlines Company	14,409	620,452
United Continental Holdings, Inc. (a)	14,726	843,800
		4,550,923
Machinery - 0.4%
Trinity Industries, Inc.	15,749	378,291

Professional Services - 0.1%
ManpowerGroup, Inc.	1,225	103,255

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Industrials - 10.2% (Continued)
Road & Rail - 0.1%
Hertz Global Holdings, Inc. (a)	7,343	$104,491

Trading Companies & Distributors - 0.6%
AerCap Holdings N.V. (a)	12,162	524,912

Information Technology - 11.8%
Communications Equipment - 0.6%
Juniper Networks, Inc.	19,392	535,219

Electronic Equipment, Instruments & Components - 1.4%
Avnet, Inc.	2,466	105,644
Flextronics International Ltd. (a)	49,178	551,285
Jabil Circuit, Inc.	25,025	582,832
		1,239,761
Internet Software & Services - 2.5%
eBay, Inc. (a)	38,854	1,067,708
IAC/InterActiveCorp	2,368	142,198
VeriSign, Inc. (a)	11,608	1,014,075
		2,223,981
IT Services - 0.3%
Amdocs Ltd.	5,626	307,011

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corporation	47,992	1,653,325

Software - 4.7%
Aspen Technology, Inc. (a)	5,840	220,518
Cadence Design Systems, Inc. (a)	6,987	145,400
Citrix Systems, Inc. (a)	6,131	463,810
Microsoft Corporation	27,227	1,510,554
Symantec Corporation	55,470	1,164,870
Take-Two Interactive Software, Inc. (a)	21,173	737,667
		4,242,819
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	2,784	293,044
Lexmark International, Inc. - Class A	2,559	83,039
		376,083
Materials - 2.6%
Chemicals - 1.7%
CF Industries Holdings, Inc.	15,359	626,801

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Materials - 2.6% (Continued)
Chemicals - 1.7% (Continued)
LyondellBasell Industries N.V. - Class A	10,147	$881,774
		1,508,575
Paper & Forest Products - 0.9%
Domtar Corporation	7,041	260,165
International Paper Company	14,527	547,668
		807,833
Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	25,360	872,638
Verizon Communications, Inc.	26,404	1,220,393
		2,093,031
Utilities - 5.8%
Electric Utilities - 3.5%
American Electric Power Company, Inc.	12,483	727,384
Edison International	13,541	801,763
Entergy Corporation	18,653	1,275,119
Exelon Corporation	11,167	310,108
		3,114,374
Independent Power and Renewable Electricity Producers - 1.3%
AES Corporation (The)	102,460	980,542
NRG Energy, Inc.	18,543	218,251
		1,198,793
Multi-Utilities - 1.0%
PG&E Corporation	6,672	354,884
Public Service Enterprise Group, Inc.	14,443	558,799
		913,683

Total Common Stocks (Cost $88,634,408)		$87,703,152

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Value
Large-Cap Funds - 1.0%
iShares® Russell 1000 Value ETF (Cost $897,640)	9,140	$894,440

BPV LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.02% (b) (Cost $1,922,220)	1,922,220	$1,922,220

Total Investments at Value - 100.9% (Cost $91,454,268)		$90,519,812

Liabilities in Excess of Other Assets - (0.9%)		(805,605)

Net Assets - 100.0%		$89,714,207

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2015.

Investment Abbreviations:
ETF - Exchange-Traded Fund

See accompanying notes to Schedules of Investments.

BPV HIGH QUALITY SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

MORTGAGE-BACKED SECURITIES - 90.3%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 31.2%
FHLMC, Pool #G01740	5.500%	12/01/34	$196,161	$218,469
FHLMC, Pool #G02741	5.500%	01/01/35	189,545	211,064
FHLMC, Pool #G04794	5.500%	01/01/36	244,284	271,502
FHLMC, Series 3186	5.500%	07/15/36	211,578	237,222
FHLMC, Pool #G04305	5.500%	05/01/38	171,994	191,365
FHLMC, Pool #G04666	5.500%	08/01/38	173,972	193,303
FHLMC, Pool #G06209	5.500%	05/01/40	184,603	205,326
FHLMC, Pool #U99076	4.500%	12/01/43	272,264	299,650
FHLMC Gold TBA 30 Year	4.000%	01/15/46	200,000	211,277
				2,039,178
Federal National Mortgage Association - 52.2%
FNMA, Series 2003-86-KU	4.500%	09/25/18	90,870	92,720
FNMA, Pool #911073	5.500%	12/01/22	97,657	106,300
FNMA, Pool #888293	6.000%	12/01/34	129,263	147,469
FNMA, Pool #995065	5.500%	09/01/36	369,816	415,078
FNMA, Pool #AE0265	6.000%	08/01/37	134,025	152,999
FNMA, Pool #995018	5.500%	06/01/38	301,482	336,713
FNMA, Pool #AL4316	7.000%	03/01/39	1,338,908	1,564,225
FNMA, Series 2010-48-AP	4.500%	06/25/39	78,258	80,046
FNMA, Series 2010-56-MA	4.500%	08/25/39	123,649	127,008
FNMA, Pool #931983	5.500%	09/01/39	229,730	256,218
FNMA, Series 2010-4-PL	4.500%	02/25/40	123,179	131,643
				3,410,419
Government National Mortgage Association - 6.9%
GNMA, Pool #3701	5.000%	04/20/35	118,452	130,988
GNMA, Pool #MA2377	6.500%	05/20/39	154,783	177,192
GNMA, Pool #5201	4.000%	10/20/41	135,543	141,938
				450,118

Total Mortgage-Backed Securities (Cost $5,876,726)				$5,899,715

BPV HIGH QUALITY SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 14.9%	Shares	Value
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 0.02% (a) (Cost $971,197)	971,197	$971,197

Total Investments at Value - 105.2% (Cost $6,847,923)		$6,870,912

Liabilities in Excess of Other Assets - (5.2%)		(339,596)

Net Assets - 100.0%		$6,531,316

(a)    The rate shown is the 7-day effective yield as of December 31, 2015.

Investment Abbreviations:
TBA - To Be Announced

See accompanying notes to Schedules of Investments.

BPV Family of Funds
Notes to Schedules of Investments
December 31, 2015 (Unaudited)

1.	Securities Valuation

The portfolio securities of BPV Core Diversification Fund, BPV Wealth Preservation Fund, BPV Low Volatility Fund, BPV Large Cap Value Fund and BPV High Quality Short Duration Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Equity securities including common stocks and exchange-traded funds listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Shares of a registered investment company, including open-end funds and money market funds, that are not traded on an exchange, are valued at that investment company’s net asset value.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the bid price.  Fixed income securities are typically valued on the basis of prices provided by an independent pricing service.  These prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  Options on securities and options on indexes listed on an exchange are valued at the mean of the highest bid and lowest ask price on the exchange on which they are traded on the day of valuation.

Securities for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  A security’s “fair value” may differ from the price next available for that security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing assets or liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities.  The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that asset or liability falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BPV Family of Funds
Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as   of December 31, 2015:

BPV Core Diversification Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$20,260,770	$-	$-	$20,260,770
Open-End Funds	1,472,079	-	-	1,472,079
Call Option Contracts	-	32,535	-	32,535
Money Market Funds	482,518	-	-	482,518
Total Investments in Securities	$22,215,367	$32,535	$-	$22,247,902

BPV Wealth Preservation Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$52,227,849	$-	$-	$52,227,849
Put Option Contracts	-	671,858	-	671,858
Money Market Funds	28,367,610	-	-	28,367,610
Total Investments in Securities	$80,595,459	$671,858	$-	$81,267,317

Other Financial Instruments:
Written Call Option Contracts	$-	$(140,820)	$-	$(140,820)
Written Put Option Contracts	-	(366,099)	-	(366,099)
Total Other Financial Instruments	$-	$(506,919)	$-	$(506,919)

BPV Low Volatility Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,731,857	$-	$-	$24,731,857
Put Option Contracts	-	486,045	-	486,045
Money Market Funds	32,759,132	-	-	32,759,132
Total Investments in Securities	$57,490,989	$486,045	$-	$57,977,034

Other Financial Instruments:
Written Call Option Contracts	$-	$(101,934)	$-	$(101,934)
Written Put Option Contracts	-	(264,957)	-	(264,957)
Total Other Financial Instruments	$-	$(366,891)	$-	$(366,891)

BPV Large Cap Value Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$87,703,152	$-	$-	$87,703,152
Exchange-Traded Funds	894,440	-	-	894,440
Money Market Funds	1,922,220	-	-	1,922,220
Total Investments in Securities	$90,519,812	$-	$-	$90,519,812

BPV High Quality Short Duration Income Fund

Investments in Securities:	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$5,899,715	$-	$5,899,715
Money Market Funds	971,197	-	-	971,197
Total Investments in Securities	$971,197	$5,899,715	$-	$6,870,912

BPV Family of Funds
Notes to Schedules of Investments (Continued)

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of December 31, 2015, the Funds did not have any transfers into or out of any Level.  In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2015.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of December 31, 2015:

	BPV Core	BPV Wealth	BPV Low	BPV Large	BPV High Quality
	Diversification	Preservation	Volatility	Cap Value	Short Duration
	Fund	Fund	Fund	Fund	Income Fund

Cost of portfolio investments	$23,283,809	$90,890,229	$58,664,003	$92,324,791	$6,847,923

Gross unrealized appreciation	$593,689	$217,376	$1,407,744	$4,519,659	$27,677
Gross unrealized depreciation	(1,629,596)	(9,840,288)	(2,094,713)	(6,324,638)	(4,688)

Net unrealized appreciation (depreciation) on investments	$(1,035,907)	$(9,622,912)	$(686,969)	$(1,804,979)	$22,989

Net unrealized appreciation on written option contracts	$-	$121,558	$89,666	$-	$-

As of December 31, 2015, the tax proceeds of written options for BPV Wealth Preservation Fund and BPV Low Volatility Fund are $628,477 and $456,557, respectively.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for BPV Core Diversification Fund, BPV Wealth Preservation Fund, BPV Low Volatility Fund and BPV Large Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, straddles, constructive sales, grantor trusts and partnership adjustments.

4.	Risks Associated with Mortgage-Backed Securities

BPV High Quality Short Duration Income Fund has adopted a fundamental policy to concentrate its investments in mortgage-backed securities.  This means the Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities.  The Fund’s investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline.  Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value.  This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest their assets at a lower prevailing interest rate.  Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments.  Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.  The Fund’s investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of the Fund’s policy to concentrate in mortgage-backed securities, the Fund will be subject to the risks associated with these securities to a greater degree than a Fund that does not concentrate in mortgage-backed securities.  As of December 31, 2015, BPV High Quality Short Duration Income Fund had 90.3% of the value of its net assets invested in mortgage-backed securities.

BPV Family of Funds
Notes to Schedules of Investments (Continued)

5.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect certain companies within the sector, while having little or no impact on other sectors.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of December 31, 2015, BPV Large Cap Value Fund had 29.3% of the value of its net assets invested in stocks within the Financials sector.

6.	Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds and exchange-traded funds (“ETFs”).  The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies.  From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies.  As of December 31, 2015, the SPDR® S&P 500® ETF Trust represented 42.0% of the net assets of BPV Low Volatility Fund.  Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.  As of December 31, 2015, BPV Core Diversification Fund, BPV Wealth Preservation Fund and BPV Low Volatility Fund had 88.1%, 63.3% and 42.0%, respectively, of the value of their net assets invested in ETFs.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they have occurred.  As of December 31, 2015, BPV Wealth Preservation Fund and BPV Low Volatility Fund had 34.4% and 55.6%, respectively, of the value of their net assets invested in the Institutional Class of the BlackRock Liquidity Funds Treasury Trust Fund.  Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.  As of December 31, 2015, BPV Core Diversification Fund, BPV Large Cap Value Fund and BPV High Quality Short Duration Income Fund did not have a significant portion of their assets invested in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BPV Family of Funds

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	February 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael R. West
Michael R. West, President and Secretary

Date	February 19, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	February 19, 2016

* Print the name and title of each signing officer under his or her signature.